SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) reportable_segment customer	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer
Revenue from External Customer [Line Items]
Number of reportable segments | reportable_segment	1
Number Of major customers | customer	1	1	2
Voyage charter revenues	$ 656,070	$ 460,023	$ 256,863
Name of Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Voyage charter revenues	$ 65,800	$ 59,700	34,500
Name of Major Customer 2 [Member]
Revenue from External Customer [Line Items]
Voyage charter revenues			$ 27,100